Consolidated Variable Interest Entity (Detail)	12 Months Ended
Dec. 31, 2014
Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership	0.00%
Principal activities	Development, operation and sale of mobile phone games
Shenzhen Lan Yue Network Technology Co., Ltd. ("Lanyue")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep. 16, 2013
Percentage of ownership	0.00%
Principal activities	Development, operation and sale of mobile phone games
Chengdu Zhuoxing Technology Co., Ltd. ("Chengdu Zhuoxing")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC	[1]
Date of establishment / acquisition	Sep. 16, 2013	[1]
Percentage of ownership	0.00%	[1]
Principal activities	Development, operation and sale of mobile phone games	[1]
Beijing Wuyao technology Co., Ltd. (China) ("Beijing Wuyao")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC	[1]
Date of establishment / acquisition	Sep. 16, 2013	[1]
Percentage of ownership	0.00%	[1]
Principal activities	Development, operation and sale of mobile phone games	[1]
Beijing Zhuoyuechenxing Technology Co., Ltd. ("Beijing Zhuoyuechenxing")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC	[2]
Date of establishment / acquisition	Jul. 07, 2014	[2]
Percentage of ownership	0.00%	[2]
Principal activities	Development, operation and sale of mobile phone games	[2]
Tianjin Suiyue Technology Co., Ltd. ("Tianjin Suiyue")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC	[1]
Date of establishment / acquisition	Jul. 16, 2014	[1]
Percentage of ownership	0.00%	[1]
Principal activities	Development, operation and sale of mobile phone games	[1]

[1]	A subsidiary of Lanyue
[2]	A subsidiary of Chengdu Zhuoxing